Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Condensed Consolidated Statements of Income Information for MFC and MFLP
Condensed Consolidated Statements of Income Information

For the year ended December 31, 2020	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$547	$78,929	$520	$(1,088)	$78,908	$32
Net income (loss) attributed to shareholders	5,871	6,179	(500)	(5,679)	5,871	(1)

For the year ended December 31, 2019	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Total revenue	$371	$79,711	$417	$(929)	$79,570	$32
Net income (loss) attributed to shareholders	5,602	5,963	(401)	(5,562)	5,602	(1)

Summary of Condensed Consolidated Statements of Financial Position for MFC and MFLP
Condensed Consolidated Statements of Financial Position

As at December 31, 2020	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$47	$410,919	$11	$–	$410,977	$5
Total other assets	64,419	102,439	3	(64,925)	101,936	1,166
Segregated funds net assets	–	367,436	–	–	367,436	–
Insurance contract liabilities	–	385,554	–	–	385,554	–
Investment contract liabilities	–	3,288	–	–	3,288	–
Segregated funds net liabilities	–	367,436	–	–	367,436	–
Total other liabilities	12,131	59,683	–	(749)	71,065	936

As at December 31, 2019	MFC (Guarantor)	MLI consolidated	Other subsidiaries of MFC on a combined basis	Consolidation adjustments	Total consolidated amounts	MFLP
Invested assets	$21	$378,496	$10	$–	$378,527	$6
Total other assets	57,474	87,774	3	(57,756)	87,495	1,088
Segregated funds net assets	–	343,108	–	–	343,108	–
Insurance contract liabilities	–	351,161	–	–	351,161	–
Investment contract liabilities	–	3,104	–	–	3,104	–
Segregated funds net liabilities	–	343,108	–	–	343,108	–
Total other liabilities	8,357	53,998	–	(704)	61,651	858

Schedule of Pledged Assets
The amounts pledged are as follows.

	2020		2019
As at December 31,	Debt securities	Other	Debt securities	Other
In respect of:
Derivatives	$5,924	$35	$4,257	$17
Secured borrowings (1)	–	2,790	–	–
Regulatory requirements	452	80	433	67
Repurchase agreements	353	–	330	–
Non-registered retirement plans in trust	–	424	–	407
Other	2	302	3	331
Total	$6,731	$3,631	$5,023	$822
(1)
During the year, the Company pledged its mortgage loans with the Federal Home Loan Bank of Indianapolis (“FHLBI”). Of this amount, $937 is required collateral for the US$500 outstanding borrowing to JHUSA under the FHLBI facility; and $1,853 is excess collateral that can be called back by JHUSA at any time.